Schedule of investments
Delaware Ivy VIP Pathfinder Aggressive
September 30, 2022 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 98.01%
Delaware Ivy VIP Core Equity Class II	726,688	$ 7,739,225
Delaware Ivy VIP Corporate Bond Class II	1,054,396	4,586,624
Delaware Ivy VIP Growth Class II	982,329	7,465,703
Delaware Ivy VIP High Income Class I	47,007	126,918
Delaware Ivy VIP International Core Equity Class II	668,882	7,979,762
Delaware Ivy VIP Limited-Term Bond Class II	589,234	2,675,124
Delaware Ivy VIP Mid Cap Growth Class I	366,741	3,322,678
Delaware Ivy VIP Small Cap Growth Class I	92,340	556,808
Delaware Ivy VIP Smid Cap Core Class II	54,366	557,246
Delaware Ivy VIP Value Class II	1,515,651	7,502,471
Delaware VIP Global Value Equity Class II	1,844,038	6,970,463
Total Affiliated Mutual Funds (cost $71,195,734)		49,483,022

Short-Term Investments — 2.01%
Money Market Mutual Funds — 2.01%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 2.76%)	254,140	254,140
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.74%)	254,140	254,140
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 2.98%)	254,140	254,140
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.80%)	254,141	254,141
Total Short-Term Investments (cost $1,016,561)		1,016,561

Total Value of Securities—100.02% (cost $72,212,295)		50,499,583
Liabilities Net of Receivables and Other Assets—(0.02%)		(9,892)
Net Assets Applicable to 13,616,001 Shares Outstanding—100.00%		$50,489,691
NQ-MGU [9/22] 11/22 (2605088)    1